Production Costs - Summary of Product Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
Labour	$ 52,670	$ 55,223
Fuel	23,241	22,405
Reagents	40,839	35,292
Electricity	12,132	13,991
Mining contractors	12,575	16,028
Operating and maintenance supplies and services	56,342	45,376
Site general and administrative costs	23,621	20,394
Inventory change	(36,501)	(19,510)
Royalties, production taxes and selling expenses	7,821	5,470
Production costs	$ 192,740	$ 194,669